SCHEDULE OF FAIR VALUE MEASUREMENT NONRECURRING (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Asset Impairment Charges	$ 2,978,150	$ 4,317,389	$ 3,502,523	$ 4,344,332	$ 6,443,437	$ 1,969,311
Fair Value, Nonrecurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Goodwill for NTR Property Management					194,000	266,000
Certain Real Estate assets	15,633,285		15,633,285		24,499,935	18,065,871
Total Assets	15,633,285		15,633,285		24,693,935	18,331,871
Goodwill Impairment Loss					72,000	185,000
Real Estate Impairment Loss					6,371,437	1,784,311
Asset Impairment Charges					6,443,437	1,969,311
Fair Value, Inputs, Level 1 [Member] | Fair Value, Nonrecurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Goodwill for NTR Property Management
Certain Real Estate assets
Total Assets
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Goodwill for NTR Property Management
Certain Real Estate assets
Total Assets
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Goodwill for NTR Property Management					194,000	266,000
Certain Real Estate assets	15,633,285		15,633,285		24,499,935	18,065,871
Total Assets	$ 15,633,285		$ 15,633,285		$ 24,693,935	$ 18,331,871